Note 13 - Warrants (Detail) - Fair Value Assumptions for Warrants	4 Months Ended	12 Months Ended
	Feb. 01, 2011	Nov. 30, 2012
Warrants Outstanding (in Shares)		7,286,000
Series A Common Share Purchase Warrant [Member]
Warrants Outstanding (in Shares)		3,720,000
Volatility	70.00%	54.90%
Risk Free Rate	0.99%	0.37%
Expected Life in Years	5 years	3 years 36 days
Series B Common Share Purchase Warrant [Member]
Warrants Outstanding (in Shares)		3,470,000
Volatility	59.00%	48.20%
Risk Free Rate	0.29%	0.18%
Expected Life in Years	2 years	73 days
Agent Warrants [Member]
Warrants Outstanding (in Shares)		96,000
Volatility		46.15%
Risk Free Rate		0.18%
Expected Life in Years		1 year 36 days